Segment information - Segment assets - Additional information (Details) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of operating segments [line items]
Non-current financial assets related to Orange Bank activities	€ 1,617		€ 1,464	€ 1,523
Current	3,075		3,275	3,336
Investments securities, BT Shares [member]
Disclosure of operating segments [line items]
Financial assets	659
Telecom activities, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Financial assets	5,057	€ 4,960	1,067	1,878	€ 144
Enterprise, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	632		565	541
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE
Disclosure of operating segments [line items]
Tangible and intangible assets	2,151		2,144	2,203
International Carriers and Shared Services, operating segment [member] | Operating segments [member] | FRANCE | Orange brand [member]
Disclosure of operating segments [line items]
Intangible assets	3,133		3,133	3,133
Elimination of intersegment amounts and unallocated amounts [member] | Operating segments [member] | Investments securities, BT Shares [member]
Disclosure of operating segments [line items]
Financial assets	659		814	1,709
Orange Bank, operating segment [member] | Operating segments [member]
Disclosure of operating segments [line items]
Non-current financial assets related to Orange Bank activities	1,617		1,464	1,523
Current	€ 3,075		€ 3,275	€ 3,336